Consolidated Statement of Stockholders' Deficit - USD ($)		Common Stock To Be Issued [Member]		Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023			[1]	$ 3	$ 1	$ 1,096	[1]	$ (11,249,934)	$ 204,185,904	[1]	$ (218,670,480)	$ (784,777)	$ (26,518,187)
Balance, shares at Dec. 31, 2023		128	[1]	2,500	1,334	1,096,303	[1]
Common stock shares issued in round up of reverse stock split, shares						1,604,508,342							457,990,649
Issuance of shares of common stock sold, net of issuance costs of $43,569			[1]			$ 321	[1]		1,212,049	[1]			$ 1,212,370
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares	[1]					320,901
Net loss			[1]				[1]			[1]	(6,198,161)		(6,198,161)
Balance at Dec. 31, 2024			[2]	$ 3	$ 1	$ 1,417	[2]	(11,249,934)	205,397,953	[3]	(224,868,641)	(784,777)	(31,503,978)
Balance, shares at Dec. 31, 2024		128	[2]	2,500	1,334	1,417,204	[2]
Issuance of shares of common stock sold, net of issuance costs of $43,569			[2]			$ 227	[2]		260,578				260,805
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares	[2]					226,766
Net loss			[2]				[2]				(1,557,171)		(1,557,171)
Balance at Mar. 31, 2025			[2]	$ 3	$ 1	$ 1,644	[2]	(11,249,934)	205,658,531		(226,425,812)	(784,777)	(32,800,344)
Balance, shares at Mar. 31, 2025		128	[2]	2,500	1,334	1,643,970	[2]
Balance at Dec. 31, 2024			[2]	$ 3	$ 1	$ 1,417	[2]	(11,249,934)	205,397,953	[3]	(224,868,641)	(784,777)	$ (31,503,978)
Balance, shares at Dec. 31, 2024		128	[2]	2,500	1,334	1,417,204	[2]
Common stock shares issued in round up of reverse stock split, shares						1,364,594,180							2,480,814,993
Issuance of shares of common stock sold, net of issuance costs of $43,569			[3]			$ 496	[3]		391,672	[3]			$ 392,168
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares	[3]					496,163
Issuance of common stock for services			[3]			$ 40	[3]		39,960	[3]			40,000
Issuance of common stock for services, shares	[3]					40,000
Issuance of common stock for accrued interest and fees			[3]			$ 512	[3]		131,169	[3]			131,681
Issuance of common stock for accrued interest, shares	[3]					512,188
Net loss			[3]				[3]			[3]	(8,712,543)		(8,712,543)
Issuance of common stock for conversion of convertible notes			[3]			$ 200	[3]		153,719	[3]			153,919
Issuance of common stock for conversion of convertible notes, shares	[3]					200,000
Balance at Dec. 31, 2025			[3]	$ 3	$ 1	$ 2,665	[3]	(11,249,934)	206,114,473	[3]	(233,581,184)	(784,777)	(39,498,753)
Balance, shares at Dec. 31, 2025		128	[3]	2,500	1,334	2,665,555	[3]
Common stock shares issued in round up of reverse stock split						$ 58			(58)
Common stock shares issued in round up of reverse stock split, shares						58,309
Issuance of shares of common stock sold, net of issuance costs of $43,569						$ 440			51,629				52,069
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares						439,796
Issuance of common stock for services						$ 300			47,700				48,000
Issuance of common stock for services, shares						300,000
Issuance of common stock for accrued interest and fees						$ 323			21,420				21,743
Issuance of common stock for accrued interest, shares						322,400
Reclass of derivative liability to equity									1,513,786				1,513,786
Net loss											(2,483,713)		(2,483,713)
Balance at Mar. 31, 2026				$ 3	$ 1	$ 3,786		$ (11,249,934)	$ 207,748,950		$ (236,064,897)	$ (784,777)	$ (40,346,868)
Balance, shares at Mar. 31, 2026		128		2,500	1,334	3,786,060

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[3]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.